UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico                     New York, NY                 11/14/05
-------------------                  ---------------               ----------
     [Signature]                       [City, State]                 [Date]

/s/ Ellen H. Adams                     New York, NY                 11/14/05
-------------------                  ---------------               ----------
     [Signature]                       [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



INVESTMENT MANAGER: CASTLEROCK ASSET MANAGEMENT, INC.
PORTFOLIO OF SECURITIES AS OF SEPTEMBER 30, 2005

                                   TITLE                    VALUE     SHRS/    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER      OF CLASS       CUSIP     (X$1,000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS SOLE    SHARED   NONE

ADVANCE AUTO PARTS INC              COM      00751Y106       6,003    155,188   SH        SOLE               155,188
AETNA INC NEW                       COM      00817Y108       7,067     82,036   SH        SOLE                82,036
AMERICAN TOWER CORP                CL A      029912201       8,964    359,270   SH        SOLE               359,270
AMERICREDIT CORP                    COM      03060R101       6,685    280,053   SH        SOLE               280,053
BANK NEW YORK INC                   COM      064057102          21        700   SH        SOLE                   700
COMPUTER ASSOC INTL INC             COM        204912109     5,685    204,416   SH        SOLE               204,416
CONEXANT SYSTEMS INC                COM        207142100     1,742    973,010   SH        SOLE               973,010
CONSOL ENERGY INC                   COM      20854P109       7,156     93,830   SH        SOLE                93,830
CORNING INC                         COM        219350105     7,036    363,974   SH        SOLE               363,974
DOBSON COMMUNICATIONS CORP         CL A        256069105     6,231    811,319   SH        SOLE               811,319
ENCYSIVE PHARMACEUTICALS INC        COM      29256X107         834     70,830   SH        SOLE                70,830
EQUINIX INC                       COM NEW    29444U502      13,210    317,173   SH        SOLE               317,173
FLANDERS CORP                       COM        338494107     2,849    234,697   SH        SOLE               234,697
FLIR SYS INC                        COM        302445101     3,528    119,320   SH        SOLE               119,320
GAYLORD ENTMT CO NEW                COM        367905106     3,968     83,272   SH        SOLE                83,272
GOOGLE INC                         CL A      38259P508       8,907     28,145   SH        SOLE                28,145
HALOZYME THERAPEUTICS INC           COM      40637H109          60     28,300   SH        SOLE                28,300
HONEYWELL INTL INC                  COM        438516106     2,219     59,165   SH        SOLE                59,165
JAMES RIVER COAL CO               COM NEW      470355207     7,190    142,467   SH        SOLE               142,467
KMG AMER CORP                       COM      482563103       1,939    242,370   SH        SOLE               242,370
LAIDLAW INTL INC                    COM      50730R102       3,040    125,758   SH        SOLE               125,758
LEAP WIRELESS INTL INC            COM NEW      521863308     1,868     53,065   SH        SOLE                53,065
MASSEY ENERGY CORP                  COM        576206106     3,638     71,235   SH        SOLE                71,235
MEMC ELECTR MATLS INC               COM        552715104    14,096    618,509   SH        SOLE               618,509
MICHAELS STORES INC                 COM        594087108     2,364     71,507   SH        SOLE                71,507
MOTOROLA INC                        COM        620076109     9,577    434,717   SH        SOLE               434,717
NII HLDGS INC                    CL B NEW    62913F201      14,914    176,599   SH        SOLE               176,599
NUVELO INC                        COM NEW    67072M301         490     51,045   SH        SOLE                51,045
ORACLE CORP                         COM      68389X105       4,324    348,709   SH        SOLE               348,709
PENNEY J C INC                      COM        708160106     3,609     76,100   SH        SOLE                76,100
PENWEST PHARMACEUTICALS CO          COM        709754105       684     39,045   SH        SOLE                39,045
PETROHAWK ENERGY CORP               COM        716495106     4,097    284,318   SH        SOLE               284,318
PSYCHIATRIC SOLUTIONS INC           COM      74439H108       3,157     58,210   SH        SOLE                58,210
SANDISK CORP                        COM      80004C101       2,606     54,030   SH        SOLE                54,030
SBA COMMUNCATIONS CORP              COM      78388J106       1,691    109,607   SH        SOLE               109,607
SENOMYX INC                         COM      81724Q107       1,405     82,497   SH        SOLE                82,497
SFBC INTL INC                       COM        784121105     1,832     41,260   SH        SOLE                41,260
STARWOOD HOTELS & RESORTS WRLD  PAIRED CTF   85590A203       4,608     80,599   SH        SOLE                80,599
STATION CASINOS INC                 COM        857689103     3,721     56,070   SH        SOLE                56,070
SYMANTEC CORP                       COM        871503108     4,099    180,882   SH        SOLE               180,882
TELIK INC                           COM      87959M109       1,702    104,045   SH        SOLE               104,045
TIME WARNER TELECOM INC            CL A        887319101     1,735    222,440   SH        SOLE               222,440
TRANSOCEAN INC                      ORD      G90078109       7,432    121,215   SH        SOLE               121,215
TYCO INTL LTD NEW                   COM        902124106     3,166    113,681   SH        SOLE               113,681
WALTER INDS INC                     COM      93317Q105       1,943     39,711   SH        SOLE                39,711
WYNN RESORTS LTD                    COM        983134107       899     19,920   SH        SOLE                19,920
XM SATELLITE RADIO HLDGS INC       CL A        983759101     3,530     98,296   SH        SOLE                98,296

                                    47               Total           207,517



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         47
Form 13F Information Table Value Total:         207,517
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE